Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,257,856
Proposed Maximum Offering Price per Unit	2.42
Maximum Aggregate Offering Price	$ 3,044,011.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 420.38
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional shares of common stock of the registrant as may be issued or issuable as a result of stock splits, stock dividends, stock distributions, and similar transactions. (2) Represents 1,257,856 shares of common stock, par value $0.001 per share, of Lexicon Pharmaceuticals, Inc. (the "Registrant"), issuable upon the exercise of certain warrants to purchase shares of the Registrant's common stock, par value $0.001 per share, such shares of common stock to be offered and sold by the selling stockholders identified in this registration statement. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Registrant's common stock on the Nasdaq Capital Market on August 4, 2026.